INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivative assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS
Carrying value	$ 317	$ 146
Non-current	235	58	[1]
Current	82	88	[1]
Financial assets at fair value through profit or loss
FINANCIAL ASSETS
Carrying value	45	98
Financial assets at fair value through profit or loss | Derivatives not designated as hedges
FINANCIAL ASSETS
Carrying value	11	14
Financial assets at fair value through profit or loss | Derivatives designated as net investment hedges
FINANCIAL ASSETS
Carrying value	0	45
Financial assets at fair value through profit or loss | Investments in debt instruments
FINANCIAL ASSETS
Carrying value	34	36
Financial assets at fair value through profit or loss | Other
FINANCIAL ASSETS
Carrying value	0	3
At amortized cost
FINANCIAL ASSETS
Carrying value	272	48
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Carrying value	256	31
At amortized cost | Other investments
FINANCIAL ASSETS
Carrying value	$ 16	$ 17

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.